SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
(the "Funds")

Supplement Dated September 1, 2021
to the Class F Shares Prospectus, dated December 31, 2020 ("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

On September 1, 2021, the allocated portion of the Funds' investments managed by Mellon Investment Corporation will be managed by Insight North America LLC, an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. There will be no changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, except with respect to references describing the portfolio managers' industry experience under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," all references to "Mellon Investments Corporation" are hereby deleted and replaced with "Insight North America LLC," and all abbreviations for "Mellon" are hereby deleted and replaced with "INA" in the appropriate alphabetical order thereof. In addition, the address 201 Washington Street, Boston, Massachusetts 02108 is hereby deleted and replaced with 200 Park Avenue, New York, New York 10166.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1358 (9/21)

SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
(the "Funds")

Supplement Dated September 1, 2021
to the Class Y Shares Prospectus, dated December 31, 2020, as amended on May 27, 2021
("Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

On September 1, 2021, the allocated portion of the Funds' investments managed by Mellon Investment Corporation will be managed by Insight North America LLC, an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. There will be no changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, except with respect to references describing the portfolio managers' industry experience under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," all references to "Mellon Investments Corporation" are hereby deleted and replaced with "Insight North America LLC," and all abbreviations for "Mellon" are hereby deleted and replaced with "INA" in the appropriate alphabetical order thereof. In addition, the address 201 Washington Street, Boston, Massachusetts 02108 is hereby deleted and replaced with 200 Park Avenue, New York, New York 10166.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1359 (9/21)

SEI TAX EXEMPT TRUST

Intermediate-Term Municipal Fund
California Municipal Bond Fund
Massachusetts Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
(the "Funds")

Supplement Dated September 1, 2021
to the Statement of Additional Information, dated December 31, 2020 ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

On September 1, 2021, the allocated portion of the Funds' investments managed by Mellon Investment Corporation will be managed by Insight North America LLC, an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation. There will be no changes to the portfolio management personnel responsible for the management of the Funds.

Effective immediately, all references to "Mellon Investments Corporation" are hereby deleted and replaced with "Insight North America LLC" and all abbreviations for "Mellon" are hereby deleted and replaced with "INA" in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and the Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Mellon Investments Corporation is hereby deleted and replaced with the following:

INSIGHT NORTH AMERICA LLC—Insight North America LLC ("INA") serves as Sub-Adviser to the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. INA is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation ("BNYM").

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1360 (9/21)